MEMORANDUM OF CHANGES

                                   TSC UITS 1

     The Prospectus and the Trust Agreement filed with Amendment No. 4 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on October 8, 2013 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.

                                 THE PROSPECTUS

COVER PAGE.                  The series numbers and date of the prospectus have
                             been revised.

PAGES 2, 9 AND 15.           The selection dates for the portfolios have been
                             completed.

PAGE 3. Principal Risks associated with portfolio holdings have been completed.

PAGES 4-5, 11-12, 17-18.     The "Essential Information" and the "Fees and
                             Expenses" tables have been completed.

PAGES 6-8, 13-14 AND 19.     The "Portfolio" and notes thereto have been
                             completed.

PAGES 27-28.                 Risks associated with portfolio holdings have been
                             completed.

PAGES 34-40.                 Minor updates to the tax disclosure have been
                             completed.

PAGES 42-43.                 The Report of Independent Registered Public
                             Accounting Firm and the Statement of Financial
                             Condition have been completed.

BACK COVER.                  The date of the prospectus has been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

October 8, 2013